Document And Entity Information	Jun. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	P. H. Glatfelter Company
Entity Central Index Key	0000041719
Entity Emerging Growth Company	false
Entity File Number	001-03560
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	96 S. George Street
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17401
City Area Code	717
Local Phone Number	850-0170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	GLT
Security Exchange Name	NYSE